FINANCIAL DEBT WITH THIRD PARTIES - BANK BORROWING (Details) د.م. in Thousands, R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 MAD (د.م.)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2016 MAD (د.م.)	Dec. 31, 2016 USD ($)
Foreign currency debt [Member] | Brazil Real [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings | R$	R$ 232,547			R$ 291,573
Foreign currency debt [Member] | Morocco, Dirhams [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings | د.م.		د.م. 0			د.م. 1,121
U.S. Dollars debt [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 71,353			$ 74,783
U.S. Dollars debt [member] | Brazil Real [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings			71,353			74,670
U.S. Dollars debt [member] | Morocco, Dirhams [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 0			$ 113
Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount | R$	R$ 300,000
Tranche A [member]
Disclosure of detailed information about borrowings [line items]
Borrowing ineterest rate spread	Long-Term Interest Rate (Taxa de Juros de Longo Prazo — TJLP) plus 2.5% per annum
Tranche B [member]
Disclosure of detailed information about borrowings [line items]
Borrowing ineterest rate spread	SELIC Rate plus 2.5% per annum
Tranche C [member]
Disclosure of detailed information about borrowings [line items]
Borrowing ineterest rate spread	4.0% per year
Tranche D [member]
Disclosure of detailed information about borrowings [line items]
Borrowing ineterest rate spread	6.0% per year
Tranche E [member]
Disclosure of detailed information about borrowings [line items]
Borrowing ineterest rate spread	Long-Term Interest Rate (Taxa de Juros de Longo Prazo — TJLP)